Share-Based Compensation - Schedule of Stock Option Activities (Details) - Equity Option [Member]	12 Months Ended
Dec. 31, 2023 USD ($) $ / shares shares
Schedule of Stock Option Activities [Line Items]
Options outstanding, December 31, 2022, Number of Options | shares
Total outstanding, December 31, 2022, Weighted Average Exercise Price | $ / shares
Options outstanding, December 31, 2022, Aggregate Intrinsic Value | $
Granted, Number of Options | shares	37,736
Granted, Weighted Average Exercise Price | $ / shares	$ 5.3
Granted, Aggregate Intrinsic Value | $
Granted, Weighted Average Remaining Contractual Life	5 years
Exercised, Number of Options | shares
Exercised, Weighted Average Exercise Price | $ / shares
Exercised, Aggregate Intrinsic Value | $
Forfeited, Number of Options | shares
Forfeited, Weighted Average Exercise Price | $ / shares
Forfeited, Aggregate Intrinsic Value | $
Expired, Number of Options | shares
Expired, Weighted Average Exercise Price | $ / shares
Expired, Aggregate Intrinsic Value | $
Options outstanding, December 31, 2023, Number of Options | shares	37,736
Total outstanding, December 31, 2023, Weighted Average Exercise Price | $ / shares	$ 5.3
Options outstanding, December 31, 2023, Aggregate Intrinsic Value | $
Options outstanding, December 31, 2023, Weighted Average Remaining Contractual Life	4 years 6 months 10 days
Options vested and exercisable, December 31, 2023, Number of Options | shares	37,736
Options vested and exercisable, December 31, 2023, Weighted Average Exercise Price | $ / shares	$ 5.3
Options vested and exercisable, December 31, 2023, Aggregate Intrinsic Value | $
Options vested and exercisable, December 31, 2023, Weighted Average Remaining Contractual Life	4 years 6 months 10 days